Short-Term and Long-Term Debt (Schedule of Long Term Debt Repayment) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Debt Instrument [Line Items]
2018	¥ 825,026
2019	634,732
2020	469,448
2021	465,384
2022	440,728
Thereafter	1,019,666
Total	¥ 3,854,984	¥ 3,936,918